Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Columbia Short Term Bond Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class A
Trading Symbol	NSTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 35	0.68% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 1,171,492,380
Holdings Count | Holding	568
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%

Columbia Short Term Bond Fund - Advisor Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Advisor Class
Trading Symbol	CMDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 22	0.43% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 1,171,492,380
Holdings Count | Holding	568
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%

Columbia Short Term Bond Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class C
Trading Symbol	NSTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 64	1.23% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 1,171,492,380
Holdings Count | Holding	568
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%

Columbia Short Term Bond Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	NSTMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 22	0.43% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 1,171,492,380
Holdings Count | Holding	568
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%

Columbia Short Term Bond Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CCBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 19	0.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,171,492,380
Holdings Count | Holding	568
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a
rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a
rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%

Columbia Short Term Bond Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSBYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 17	0.33% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 1,171,492,380
Holdings Count | Holding	568
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%

[1]	Annualized.